Leases (Tables)	12 Months Ended
Jun. 30, 2024
Leases
Schedule of operating lease right-of-use assets and lease liabilities

	As of June 30,
	2023	2024
	US$	US$
Assets
Right-of-use asset, net	2,198	1,235

Liability
Lease liability, current	1,024	1,059
Lease liability, non-current	1,309	250

Schedule of components of lease expenses

For the year ended
June 30, 2024
US$
Operating lease expense
Amortization of right-of-use assets	963
Interest of lease liability	61
Total	1,024

Schedule of maturities of lease liabilities

2024
US$
Twelve months ending June 30,
2024	—
2025	1,085
2026	250
Total lease payments	1,335
Less: imputed interest	26
Total	1,309